(ICON)
Prudential
Structured
Maturity
Fund, Inc.

Income Portfolio
SEMI
ANNUAL
REPORT
June 30, 1998
(LOGO)

Prudential Structured Maturity Fund, Inc.
Income Portfolio

Performance At A Glance.
Mounting concern about a prolonged financial crisis in Asia sparked renewed selling in the bonds of countries such as Indonesia and South Korea. This negative sentiment spread to other sectors of the emerging markets including Latin America. Your Prudential Structured Maturity Fund beat the Lipper Average because we sold all of our emerging markets bonds prior to the most recent sell-off. Nevertheless, our considerable domestic corporate debt exposure placed a bit of a drag on the Fund's returns because corporate bonds did not rally as much as comparable U.S. Treasuries in late spring.

Cumulative Total Returns1                                     As of 6/30/98

                                       Six        One      Five        Since
                                       Months     Year     Years     Inception2
Class A                                  3.49%     6.98%     31.78%      88.83% (83.86)
Class B                                  3.08      6.20      27.35       33.55
Class C                                  3.08      6.20       N/A        26.57
Class Z                                  3.53      7.08       N/A        11.45
Lipper Short/Intermediate
Invsmt. Grade Fund Avg.3                 3.05      7.20      30.00        ***

Average Annual Total Returns1                             As of 6/30/98
                                       One      Five         Since
                                       Year     Years      Inception2
Class A                                  3.50%     4.98%     7.07% (6.74)
Class B                                  3.20      4.95      5.35
Class C                                  5.20      N/A       6.21
Class Z                                  7.08      N/A       7.31

Dividends & Yields                                       As of 6/30/98
                      Total Distributions       30-Day
                        Paid for Six Mos.       SEC Yield
Class A                     $0.35                 5.41%
Class B                     $0.31                 4.93
Class C                     $0.31                 4.94
Class Z                     $0.36                 5.69

Past performance is not indicative of future results. Principal and investment return will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

1Source: Prudential Investments Fund Management and Lipper Analytical Services. The cumulative total returns do not take into account sales charges. The average annual total returns do take into account applicable sales charges.
The Fund charges a maximum front-end sales load of 3.25% for Class A shares and a declining contingent deferred sales charge (CDSC) of 3%, 2%, 1% and 1% for four years for Class B shares. Class B shares will automatically convert to Class A shares, on a quarterly basis, approximately five years after purchase. Class C shares have a 1% CDSC for one year. Class Z shares are not subject to a sales charge or distribution fee. Without waiver of management fees, and/or expense subsidization, the Fund's average annual total returns would have been lower, as indicated in parenthesis ( ).

2Inception dates: Class A, 9/1/89; Class B, 12/9/92; Class C, 8/1/94; and Class Z, 12/16/96.

3Lipper average returns are for all funds in each share class for the six-month, one-, and five-year periods.

*** Lipper Since Inception returns are 85.72% for Class A; 38.94% for Class B; 28.81% for Class C; and 9.90% for Class Z based on all funds in each share class.


         How Investments Compared.
            (As of 6/30/98)
                 (GRAPH)
 U.S.     General      General         U.S.
Growth     Bond       Muni Debt      Taxable
Funds      Funds        Funds       Money Funds

Source: Lipper Analytical Services. Financial markets change, so a mutual fund's past performance should never be used to predict future results. The risks to each of the investments listed above are different -- we provide 12-month total returns for several Lipper mutual fund categories to show you that reaching for higher returns means tolerating more risk. The greater the risk, the larger the potential reward or loss. In addition, we've included historical 20-year average annual returns. These returns assume the reinvestment of dividends.

U.S. Growth Funds will fluctuate a great deal. Investors have received higher historical total returns from stocks than from most other investments. Smaller capitalization stocks offer greater potential for long-term growth but may be more volatile than larger capitalization stocks.

General Bond Funds provide more income than stock funds, which can help smooth out their total returns year by year. But their prices still fluctuate (sometimes significantly) and their returns have been historically lower than those of stock funds.

General Municipal Debt Funds invest in bonds issued by state governments, state agencies and/or municipalities. This investment provides income that is usually exempt from federal and state income taxes.

U.S. Taxable Money Funds attempt to preserve a constant share value; they don't fluctuate much in price but, historically, their returns have been generally among the lowest of the major investment categories.

Tony Rodriguez, Fund Manager
(PHOTO)
Portfolio
Manager's Report

The Prudential Structured Maturity Fund -- Income Portfolio features a fixed or laddered maturity format where assets are allocated evenly among six maturity ranges or rungs of from one to six years. Within this structure, your Fund seeks high current income consistent with the preservation of principal by primarily investing in investment grade corporate bonds and government bonds. There can be no assurance that the Fund will achieve its investment objective.

Bonds And More Bonds.
Gross issuance of investment grade U.S. corporate bonds soared in the first half of 1998 to $155.9 billion, which beat the 12-month totals for the past four years, based on Lehman Brothers data. Domestic companies rushed to sell new bonds to take advantage of low borrowing costs.

Strategy Session.
New Year Brings New Hope.
The new year initially brought hopes for an early resolution to Asian problems, which included banks burdened by bad loans, slumping local currencies and soaring corporate bankruptcies. Market sentiment was so positive that investors eagerly bought $4.0 billion of Republic of South
Korea bonds in early April. But instead of getting better, conditions worsened as Japan slid into economic recession, raising doubts about the prospects for recovery throughout the region.

Hope Fades.
In May, investors sentiment had soured so much that the Thai government postponed the sale of $2.0 billion of bonds. Renewed selling emerged in Asian stocks and bonds then spread to Latin American countries such as Brazil and Argentina. Some investors feared a domino effect. A weakening Japanese yen could spark a devaluation of the Chinese currency and Hong Kong dollar, which in turn, might pressure the Brazilian currency. These concerns were heightened in June when the Japanese yen sank to an eight-year low against the U.S. dollar. As a result, nervous investors sought refuge in U.S. Treasuries and federal agency securities. Treasuries rallied strongly, driving the 30-year bond yield (which moves in the opposite direction of the price) to its lowest level since regular sales of the securities began in 1977. Of course, your Fund benefited from this trend, but its short- and intermediate-term debt securities did not gain as sharply as bonds with longer maturities.

     Portfolio Composition.
Sectors expressed as a percentage of
  total investments as of 6/30/98
          (PIE CHART)

What Went Well.
Ciao (For Now) Emerging Markets.
We did not share the optimistic outlook that was prevalent earlier in the year concerning the Asian crisis. Realizing that Asian problems are deeply ingrained, we anticipate a prolonged economic downturn that will continue to weigh on the region's stocks and bonds as well as other sectors of the emerging markets for sometime to come. With this in mind, we sold our emerging markets debt including that of the City of Moscow when bullish investors temporarily drove prices higher. We briefly owned some of the new Republic of South Korea bonds, but we sold them at a profit before Asian financial markets came under renewed selling pressure in late spring. Eliminating all of emerging market exposure cut the Fund's foreign bond position to 5.0% of total investments as of June 30, 1998 from 11% as of December 31, 1997.

Meanwhile, the Fund held no Treasuries at the end of 1997, but by the close of June, the securities comprised 15% of its total investments. These shifts in portfolio allocation worked well as emerging market bonds posted a negative return for the six-month period as measured by the Lehman Brothers index, while inter-mediate-term Treasuries gained.

And Not So Well.
Too Much Of A Good Thing.
Corporations took advantage of low borrowing costs over the past six months by issuing a whopping $155.9 billion of U.S. investment grade corporate bonds, which surpassed the 12-month totals for the past four years, based on Lehman Brothers data. Investors eagerly purchased this burgeoning supply of debt as long as the U.S. economy expanded rapidly. But slower economic growth in the spring gave rise to concerns about weak corporate earnings. Not surprisingly, investors balked at purchasing corporate bonds in June, causing corporate bonds to lag gains in comparable U.S. Treasuries. Thus, the Fund's considerable corporate bond holdings (80% of total investments as of June 30, 1998) proved to be a slight drag on our returns.

Five Largest Holdings.
5.3%     U.S. Treasury Notes,
5.50%,   3/31/03
5.2%     Advanta Corp.
5.2%     U.S. Treasury Notes,
         7.25%, 5/15/04
4.9%     Continental
         Cablevision, Inc.
4.6%     Kansallis-Osake-
         Pankki Bank

Expressed as a percentage of net assetsas of 6/30/98.

Looking Ahead.
U.S. corporate bond issuance will probably remain heavy, particularly if interest rates edge lower as the economy loses steam. We plan to trim the Fund's corporate debt exposure out of concern that this sector of the bond market may not be able to keep pace with gains in Treasuries if companies continue to sell a flood of new bonds.
-------------------------------------------------------------------------------
                                 1

President's Letter                                  August 4, 1998
(PHOTO)
                      Managing Expectations.
Dear Shareholder:
For nearly eight years we've enjoyed above-average, double-digit returns from stocks--a bull market of unprecedented duration. As a result, many of us have grown accustomed to seeing the Dow Jones Industrial Average, the S&P 500 and other market indexes set new records. That's why the fluctuations normally seen in financial markets may take investors by surprise.

Although the media has given ample coverage to the factors that have caused concern in 1998, we'd like to remind you that there is also good news to report: the US economy is healthy and continues to grow. Inflation remains subdued and employment is strong.

Even with a sound economy, it isn't easy to maintain your investment discipline when the market is fluctuating. Here are some thoughts that may help:

- Manage Your Expectations. Experienced mutual fund investors understand that financial markets rise and fall. Over time, however, stocks and bonds have produced attractive returns that have kept ahead of inflation.

- Don't Invest Emotionally. If you have long-term (several years or longer) investment goals, it may be counter-productive to sell an investment in reaction to short-term market fluctuation. Over the course of several years, it's not unusual for stocks and bonds to experience several periods of market uncertainty.

- Diversification Lessens Risk. Market sectors seldom move in tandem. A well-diversified portfolio that includes stock, bond, and money market mutual funds can lessen the effects of market volatility over time.

- We're On Your Side. Your Prudential professional can help you understand what's happening in the markets. He or she can assist you in making informed decisions based upon a thorough knowledge of your financial needs and long-term goals. Call your Prudential professional today.

Thank you for your continued confidence in Prudential mutual funds. We'll do everything we can to keep you informed and to earn your trust.

Sincerely,

Brian M. Storms
President, Prudential Mutual Funds & Annuities
-------------------------------------------------------------------------------
                                  2

Commentary on Presentation of Portfolio of Investments:
The Portfolio of Investments, following hereto, is presented in a 'laddered' maturity structure. The Income Portfolio invests in investment grade corporate debt securities and in obligations of the U.S. Government, its agencies and instrumentalities with maturities of six years or less. These securities are categorized within six annual maturityD categories.
--------------------------------------------------------------------------------
Portfolio of Investments             PRUDENTIAL STRUCTURED MATURITY FUND, INC.
as of June 30, 1998 (Unaudited)      INCOME PORTFOLIO
------------------------------------------------------------

              Principal
Moody's       Amount
Rating        (000)        Description       Value  (Note 1)
------------------------------------------------------------
5-6 YEARS--16.6%
Ba1           $   4,000    Contifinancial Corp.,
                           8.375%, 8/15/03              $   4,162,200
Ba1               4,000    ITT Corp.,
                           6.75%, 11/15/03                  3,868,400
Ba1               2,000    Niagara Mohawk Power
                           Corp.,
                           7.375%, 8/1/03                   2,085,120
Baa1              2,500    PaineWebber Group, Inc.,
                           7.015%, 2/10/04                  2,604,200
Ba1               2,300    Seagull Energy Corp.,
                           7.875%, 8/1/03                   2,369,690
Aaa               6,300    United States Treasury
                           Notes,
                           7.25%, 5/15/04                   6,835,500
                                                        -------------
                                                           21,925,110
------------------------------------------------------------
4-5 YEARS--16.3%
Ba2               1,500    Fred Meyer, Inc.,
                           7.15%, 3/1/03                    1,507,395
Baa1              5,000    Lehman Brothers Holdings,
                           Inc.,
                           6.50%, 10/1/02                   5,032,500
Aa3               3,000    Merrill Lynch & Co., Inc.,
                           6.00%, 2/12/03                   2,988,360
Ba1               5,000    R & B Falcon Corp.,
                           6.50%, 4/15/03                   4,975,800
Aaa               7,000    United States Treasury
                           Notes,
                           5.50%, 3/31/03                   6,995,590
                                                        -------------
                                                           21,499,645
------------------------------------------------------------
3-4 YEARS--15.7%
Baa3              5,000    Capital One Bank,
                           7.08%, 10/30/01                  5,107,700
Baa3              6,100    Continental Cablevision,
                           Inc.,
                           8.50%, 9/15/01                   6,478,932
A2            $   4,750    Salomon Smith Barney Inc.,
                           7.30%, 5/15/02               $   4,921,475
Ba1               4,000    Westinghouse Electric
                           Corp.,
                           8.375%, 6/15/02                  4,187,000
                                                        -------------
                                                           20,695,107
------------------------------------------------------------
2-3 YEARS--18.9%
Baa3              3,000    AT & T Capital Corp.,
                           6.25%, 5/15/01                   3,003,420
Ba1               5,000    United States Filter
                           Corp.,
                           6.375%, 5/15/11D                 4,994,150
Baa2              5,500    Federated Department
                           Stores, Inc.,
                           10.00%, 2/15/01                  5,981,745
Baa2              5,000    First Industrial L. P.,
                           6.50%, 4/5/01                    5,010,750
Baa2              2,000    Fort James Corp.,
                           6.234%, 3/15/01                  2,000,100
Baa2              4,000    Mallinckrodt, Inc.,
                           6.30%, 3/15/01                   3,980,000
                                                        -------------
                                                           24,970,165
------------------------------------------------------------
1-2 YEARS--16.0%
B2                7,000    Advanta Corp.,
                           7.25%, 8/16/99                   6,916,490
Baa1              5,500    Ryder System, Inc.,
                           7.51%, 3/24/00                   5,642,175
Baa3              3,000    TCI Communications, Inc.,
                           6.375%, 9/15/99                  3,013,770
Aaa               5,600    United States Treasury
                           Notes,
                           5.50%, 2/29/00                   5,598,264
                                                        -------------
                                                           21,170,699

--------------------------------------------------------------------------------
See Notes to Financial Statements.     3
Portfolio of Investments             PRUDENTIAL STRUCTURED MATURITY FUND, INC.
as of June 30, 1998 (Unaudited)      INCOME PORTFOLIO
------------------------------------------------------------

              Principal
Moody's       Amount
Rating        (000)        Description       Value  (Note 1)
------------------------------------------------------------
WITHIN 1 YEAR--15.5%
Baa3          $  3,500    AT & T Capital Corp.,
                          6.65%, 4/30/99               $   3,515,400
Baa2             3,000    Crane Co.,
                          7.25%, 6/15/99                   3,034,530
Baa2             1,000    Federal Express Corp.,
                          10.05%, 6/15/99                  1,035,720
A3               6,000    Kansallis-Osake-Pankki
                          Bank,
                          (Finland)
                          9.75%, 12/15/98                  6,094,620
                 6,915    Joint Repurchase Agreement
                          Account (Note 5),
                          5.72%, 7/1/98                    6,915,000
                                                       -------------
                                                          20,595,270
------------------------------------------------------------
Total Investments--99.0%
                          (cost $131,188,827; Note
                          4)                             130,855,996
                          Other assets in excess of
                          liabilities--1.0%                1,279,212
                                                       -------------
                          Net Assets--100%             $ 132,135,208
                                                       -------------
                                                       -------------

---------------
D Security is putable in May 2001.
The industry classification of portfolio holdings and other net assets shown as a percentage of net assets as of June 30, 1998 were as follows:

Industrial Services...................................   22.4%
Financial Services....................................   18.7
U.S. Government Securities............................   14.7
Telecommunications....................................    9.8
Banking...............................................    8.5
Repurchase Agreement..................................    5.2
Consumer Finance......................................    5.2
Retail................................................    4.5
Transportation........................................    4.2
Utilities.............................................    3.4
Forest Products.......................................    1.5
Consumer Services.....................................    0.9
Other assets in excess of liabilities.................    1.0
                                                        -----
                                                        100.0%
                                                        -----
                                                        -----

--------------------------------------------------------------------------------
See Notes to Financial Statements.     4

Statement of Assets and Liabilities    PRUDENTIAL STRUCTURED MATURITY FUND, INC.
(Unaudited)                            INCOME PORTFOLIO
--------------------------------------------------------------------------------

Assets                                                                                                           June 30, 1998
Investments, at value (cost $131,188,827)...................................................................      $130,855,996
Cash........................................................................................................             8,696
Interest receivable.........................................................................................         2,055,706
Receivable for Fund shares sold.............................................................................            66,784
Other assets................................................................................................             2,761
                                                                                                                  -------------
   Total assets.............................................................................................       132,989,943
                                                                                                                  -------------
Liabilities
Accrued expenses............................................................................................           334,180
Payable for Fund shares reacquired..........................................................................           243,033
Dividends payable...........................................................................................           191,729
Management fee payable......................................................................................            43,676
Distribution fee payable....................................................................................            42,117
                                                                                                                  -------------
   Total liabilities........................................................................................           854,735
                                                                                                                  -------------
Net Assets..................................................................................................      $132,135,208
                                                                                                                  -------------
                                                                                                                  -------------
Net assets were comprised of:
   Common stock, at par.....................................................................................      $    115,835
   Paid-in capital in excess of par.........................................................................       140,685,525
                                                                                                                  -------------
                                                                                                                   140,801,360
   Accumulated net realized loss on investments.............................................................        (8,333,321)
   Net unrealized depreciation on investments...............................................................          (332,831)
                                                                                                                  -------------
Net assets at June 30, 1998.................................................................................      $132,135,208
                                                                                                                  -------------
                                                                                                                  -------------
Class A:
   Net asset value and redemption price per share
      ($75,957,904 / 6,657,768 shares of common stock issued and outstanding)...............................            $11.41
   Maximum sales charge (3.25% of offering price)...........................................................               .38
   Maximum offering price to public.........................................................................            $11.79
Class B:
   Net asset value, offering price and redemption price per share
      ($53,595,844 / 4,699,480 shares of common stock issued and outstanding)...............................            $11.40
Class C:
   Net asset value, offering price and redemption price per share
      ($1,219,881 / 106,963 shares of common stock issued and outstanding)..................................            $11.40
Class Z:
   Net asset value, offering price and redemption price per share
      ($1,361,579 / 119,370 shares of common stock issued and outstanding)..................................            $11.41

--------------------------------------------------------------------------------
See Notes to Financial Statements.     5

PRUDENTIAL STRUCTURED MATURITY FUND, INC.
INCOME PORTFOLIO
Statement of Operations (Unaudited)
------------------------------------------------------------

                                                  Six Months
                                                     Ended
Net Investment Income                            June 30, 1998
Income
   Interest...................................    $ 4,768,068
                                                 -------------
Expenses
   Distribution fee--Class A..................         34,308
   Distribution fee--Class B..................        240,347
   Distribution fee--Class C..................          5,050
   Management fee.............................        270,263
   Transfer agent's fees and expenses.........        117,000
   Reports to shareholders....................         45,000
   Registration fees..........................         42,000
   Custodian's fees and expenses..............         42,000
   Audit fee..................................         12,000
   Directors' fees............................         12,000
   Legal fees and expenses....................          8,000
   Miscellaneous..............................          6,894
                                                 -------------
      Total expenses..........................        834,862
                                                 -------------
Net investment income.........................      3,933,206
                                                 -------------
Realized and Unrealized Gain
on Investments
Net realized gain on investment
   transactions...............................        231,994
Net change in unrealized depreciation of
   investments................................        455,346
                                                 -------------
Net gain on investments.......................        687,340
                                                 -------------
Net Increase in Net Assets
Resulting from Operations.....................    $ 4,620,546
                                                 -------------
                                                 -------------

PRUDENTIAL STRUCTURED MATURITY FUND, INC.
INCOME PORTFOLIO
Statement of Changes in Net Assets (Unaudited)
------------------------------------------------------------

                                     Six Months
                                       Ended         Year Ended
Increase (Decrease)                   June 30,      December 31,
in Net Assets                           1998            1997
Operations
   Net investment income..........  $  3,933,206    $  9,514,345
   Net realized gain on investment
      transactions................       231,994       2,023,447
   Net change in unrealized
      appreciation (depreciation)
      on investments..............       455,346      (1,892,170)
                                    ------------    ------------
   Net increase in net assets
      resulting from operations...     4,620,546       9,645,622
                                    ------------    ------------
Dividends (Note 1)
   Dividends from net investment
      income
      Class A.....................    (2,103,778)     (4,623,453)
      Class B.....................    (1,758,970)     (4,791,826)
      Class C.....................       (36,926)        (78,062)
      Class Z.....................       (33,532)        (21,004)
                                    ------------    ------------
                                      (3,933,206)     (9,514,345)
                                    ------------    ------------
   Dividends in excess of net
      investment income
      Class A.....................       --             (114,961)
      Class B.....................       --             (124,751)
      Class C.....................       --               (2,340)
      Class Z.....................       --               (1,592)
                                    ------------    ------------
                                         --             (243,644)
                                    ------------    ------------
Fund share transactions
   (Net of share conversions) (Note 6)
   Net proceeds from shares
      subscribed..................    10,151,758      13,181,656
   Net asset value of shares
      issued to shareholders in
      reinvestment of dividends
      and distributions...........     2,575,873       6,601,473
   Cost of shares reacquired......   (19,839,042)    (54,029,826)
                                    ------------    ------------
   Net decrease in net assets from
      Fund share transactions.....    (7,111,411)    (34,246,697)
                                    ------------    ------------
Total decrease....................    (6,424,071)    (34,359,064)
Net Assets
Beginning of period...............   138,559,279     172,918,343
                                    ------------    ------------
End of period.....................  $132,135,208    $138,559,279
                                    ------------    ------------
                                    ------------    ------------

--------------------------------------------------------------------------------
See Notes to Financial Statements.     6

Notes to Financial Statements        PRUDENTIAL STRUCTURED MATURITY FUND, INC.
(Unaudited)                          INCOME PORTFOLIO
--------------------------------------------------------------------------------
Prudential Structured Maturity Fund, Inc. (the 'Fund'), is registered under the Investment Company Act of 1940, as a diversified, open-end management investment company. The Fund consists of two portfolios--the Income Portfolio (the 'Portfolio') and the Municipal Income Portfolio. The Municipal Income Portfolio has not yet begun operations. The Portfolio's investment objective is high current income consistent with the preservation of principal. The ability of issuers of debt securities held by the Portfolio to meet their obligations may be affected by economic developments in a specific industry or region.
------------------------------------------------------------
Note 1. Accounting Policies

The following is a summary of significant accounting policies followed by the Portfolio in the preparation of its financial statements.

Securities Valuation: The Board of Directors has authorized the use of an independent pricing service to determine valuations of U.S. Government and corporate obligations. The pricing service considers such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at securities valuations. When market quotations are not readily available, a security is valued by appraisal at its fair value as determined in good faith under procedures established under the general supervision and responsibility of the Board of Directors.

Short-term securities which mature in more than 60 days are valued at current market quotations. Short-term securities which mature in 60 days or less are valued at amortized cost.

In connection with transactions in repurchase agreements, the Portfolio's custodian or designated subcustodians, as the case may be under triparty repurchase agreements, takes possession of the underlying collateral securities, the value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Portfolio may be delayed or limited.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains and losses on sales of securities are calculated on the identified cost basis. Interest income is recorded on the accrual basis. Expenses are recorded on the accrual basis which may require the use of certain estimates by management.

Net investment income (other than distribution fees) and unrealized and realized gains or losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day.

Federal Income Taxes: It is the Portfolio's policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

Dividends and Distributions: The Portfolio declares daily and pays monthly dividends from net investment income. Distributions from net capital gains, if any, are made at least annually. Dividends and distributions are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles.
------------------------------------------------------------
Note 2. Agreements

The Fund has a management agreement with Prudential Investments Fund Management LLC ('PIFM'). Pursuant to this agreement, PIFM has responsibility for all investment advisory services and supervises the subadviser's performance of such services. PIFM has entered into a subadvisory agreement with The Prudential Investment Corporation ('PIC'); PIC furnishes investment advisory services in connection with the management of the Fund. PIFM pays for the cost of the subadviser's services, the compensation of officers and employees of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

The management fee paid PIFM is computed daily and payable monthly, at an annual rate of .40 of 1% of the average daily net assets of the Portfolio.

The Fund has a distribution agreement with Prudential Securities Incorporated ('PSI'), which acts as the distributor of the Class A, Class B, Class C and Class Z shares of the Fund. The Fund compensates PSI for distributing and servicing the Fund's Class A, Class B and Class C shares, pursuant to plans of distribution, (the 'Class A, B and C Plans'), regardless of expenses actually incurred by them. The distribution fees for Class A, B and C shares are accrued daily and payable monthly. Effective July 1, 1998, Prudential Investment Management Services LLC ('PIMS') will
--------------------------------------------------------------------------------
                                       7

Notes to Financial Statements         PRUDENTIAL STRUCTURED MATURITY FUND, INC.
(Unaudited)                           INCOME PORTFOLIO
--------------------------------------------------------------------------------
become the distributor of the Fund and will serve the Fund under the same terms and conditions as under the arrangement with PSI.

Pursuant to the Class A, B and C Plans, the Fund compensates PSI for distribution-related activities at an annual rate of up to .30 of 1%, 1% and 1%, of the average daily net assets of the Class A, B and C shares, respectively. Such expenses under the Plans were .10 of 1%, .75 of 1% and .75 of 1% of the average daily net assets of the Class A, B and C shares, respectively for the six months ended June 30, 1998.

PSI has advised the Portfolio that it has received approximately $11,800 in front-end sales charges resulting from sales of Class A shares during the six months ended June 30, 1998. From these fees, PSI paid such sales charges to Pruco Securities Corporation, an affiliated broker-dealer, which in turn paid commissions to salespersons and incurred other distribution costs.

PSI advised the Portfolio that for the six months ended June 30, 1998, it received approximately $30,400 and $50 in contingent deferred sales charges imposed upon certain redemptions by Class B and Class C shareholders, respectively.

PSI, PIFM, PIMS and PIC are indirect, wholly owned subsidiaries of The Prudential Insurance Company of America.

The Fund, along with other affiliated registered investment companies (the 'Funds'), has a credit agreement (the 'Agreement') with an unaffiliated lender. The maximum commitment under the Agreement is $200,000,000. Interest on any such borrowings outstanding will be at market rates. The purpose of the Agreement is to serve as an alternative source of funding for capital share redemptions. The Fund did not borrowed any amounts pursuant to the Agreement during the six months ended June 30, 1998. The Funds pay a commitment fee at an annual rate of
 .055 of 1% on the unused portion of the credit facility. The commitment fee is accrued and paid quarterly on a pro rata basis by the Funds. The Agreement expired on December 30, 1997 and has been extended through December 29, 1998 under the same terms.
------------------------------------------------------------
Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC ('PMFS'), a wholly owned subsidiary of PIFM, serves as the Portfolio's transfer agent. During the six months ended June 30, 1998, the Portfolio incurred fees of approximately $98,000 for the services of PMFS. As of June 30, 1998, approximately $16,300 of such fees were due to PMFS. Transfer agent fees and expenses in the Statement of Operations also include certain out-of-pocket expenses paid to nonaffiliates.
------------------------------------------------------------
Note 4. Portfolio Securities

Purchases and sales of portfolio securities, excluding short-term investments, for the six months ended June 30, 1998 were $231,003,704 and $236,138,448, respectively.

The federal income tax basis of the Portfolio's investments is substantially the same as for financial reporting purposes and accordingly, as of June 30, 1998 net unrealized depreciation for federal income tax purposes was $332,831 (gross unrealized appreciation--$388,255; gross unrealized depreciation--$721,086).
For federal income tax purposes, the Portfolio had a capital loss carryforward as of December 31, 1997 of approximately $8,540,000, of which $5,391,000 expires in 2002 and $3,149,000 expires in 2004. Accordingly, no capital gain distributions are expected to be paid to shareholders until net gains have been realized in excess of such carryforward.
------------------------------------------------------------
Note 5. Joint Repurchase Agreement Account

The Portfolio, along with other affiliated registered investment companies, transfers uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by U.S. Treasury or federal agency obligations. As of June 30, 1998, the Portfolio has a .56% undivided interest in the joint account. The undivided interest for the Portfolio represents $6,915,000 in the principal amount. As of such date, each repurchase agreement in the joint account and the collateral therefor were as follows:

SBC Warburg Dillon Read, Inc., 5.93%, in the principal amount of $345,000,000, repurchase price $345,056,829, due 7/1/98. The value of the collateral including accrued interest was $352,174,874.

Bear Stearns, Inc., 5.85%, in the principal amount of $345,000,000, repurchase price $345,056,063, due 7/1/98. The value of the collateral including accrued interest is $353,215,323.

Goldman Sachs, 5.20%, in the principal amount of $206,264,000, repurchase price $206,293,794, due 7/1/98. The value of the collateral including accrued interest is $210,359,609.

Salomon Smith Barney Inc., 5.70%, in the principal amount of $345,000,000, repurchase price $345,054,625, due 7/1/98. The value of the collateral including accrued interest was $352,383,850.
--------------------------------------------------------------------------------
                                       8

Notes to Financial Statements         PRUDENTIAL STRUCTURED MATURITY FUND, INC.
(Unaudited)                           INCOME PORTFOLIO
--------------------------------------------------------------------------------
Note 6. Capital

The Portfolio offers Class A, Class B, Class C and Class Z shares. Class A shares are sold with a front-end sales charge of up to 3.25%. Class B shares are sold with a contingent deferred sales charge which declines from 3% to zero depending on the period of time the shares are held. Class C shares are sold with a contingent deferred sale charge of 1% during the first year. Class B shares automatically convert to Class A shares on a quarterly basis approximately five years after purchase. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.

There are 250 million authorized shares of $.01 par value common stock, divided into four classes, designated Class A, Class B, Class C and Class Z common stock, each of which consists of 62,500,000 authorized shares. Transactions in shares of common stock were as follows:

Class A                                   Shares        Amount
--------------------------------------  ----------   ------------
Six months ended June 30, 1998:
Shares sold...........................     544,329   $  6,226,733
Shares issued in reinvestment of
  dividends...........................     122,990      1,402,758
Shares reacquired.....................    (660,959)    (7,534,933)
                                        ----------   ------------
Net decrease in shares outstanding
  before conversion...................       6,360         94,558
Shares issued upon conversion from
  Class B.............................     886,587     10,131,737
                                        ----------   ------------
Net increase in shares outstanding....     892,947   $ 10,226,295
                                        ----------   ------------
                                        ----------   ------------
Year ended December 31, 1997:
Shares sold...........................     516,648   $  5,870,704
Shares issued in reinvestment of
  dividends...........................     285,589      3,247,978
Shares reacquired.....................  (2,158,614)   (24,539,475)
                                        ----------   ------------
Net decrease in shares outstanding
  before conversion...................  (1,356,377)   (15,420,793)
Shares issued upon conversion from
  Class B.............................     340,959      3,874,591
                                        ----------   ------------
Net decrease in shares outstanding....  (1,015,418)  $(11,546,202)
                                        ----------   ------------
                                        ----------   ------------
Class B                                   Shares        Amount
--------------------------------------  ----------   ------------
Six months ended June 30, 1998:
Shares sold...........................     257,198   $  2,930,268
Shares issued in reinvestment of
  dividends...........................      97,252      1,109,097
Shares reacquired.....................  (1,027,684)   (11,717,380)
                                        ----------   ------------
Net decrease in shares outstanding
  before conversion...................    (673,234)    (7,678,015)
Shares reacquired upon conversion into
  Class A.............................    (887,047)   (10,131,737)
                                        ----------   ------------
Net increase in shares outstanding....  (1,560,281)  $(17,809,752)
                                        ----------   ------------
                                        ----------   ------------
Year ended December 31, 1997:
Shares sold...........................     503,206   $  5,716,542
Shares issued in reinvestment of
  dividends...........................     286,879      3,260,990
Shares reacquired.....................  (2,508,326)   (28,509,261)
                                        ----------   ------------
Net decrease in shares outstanding
  before conversion...................  (1,718,241)   (19,531,729)
Shares reacquired upon conversion into
  Class A.............................    (340,959)    (3,874,591)
                                        ----------   ------------
Net decrease in shares outstanding....  (2,059,200)  $(23,406,320)
                                        ----------   ------------
                                        ----------   ------------
Class C
--------------------------------------
Six months ended June 30, 1998:
Shares sold...........................      19,037   $    217,026
Shares issued in reinvestment of
  dividends...........................       2,876         32,805
Shares reacquired.....................     (30,783)      (350,979)
                                        ----------   ------------
Net decrease in shares outstanding....      (8,870)  $   (101,148)
                                        ----------   ------------
                                        ----------   ------------
Year ended December 31, 1997:
Shares sold...........................      34,321   $    390,314
Shares issued in reinvestment of
  dividends...........................       6,203         70,513
Shares reacquired.....................     (47,631)      (540,812)
                                        ----------   ------------
Net decrease in shares outstanding....      (7,107)  $    (79,985)
                                        ----------   ------------
                                        ----------   ------------
Class Z
--------------------------------------
Six months ended June 30, 1998:
Shares sold...........................      68,252   $    777,731
Shares issued in reinvestment of
  dividends...........................       2,736         31,213
Shares reacquired.....................     (20,682)      (235,750)
                                        ----------   ------------
Net increase in shares outstanding....      50,306   $    573,194
                                        ----------   ------------
                                        ----------   ------------
Year ended December 31, 1997:
Shares sold...........................     105,897   $  1,204,096
Shares issued in reinvestment of
  dividends...........................       1,931         21,992
Shares reacquired.....................     (38,782)      (440,278)
                                        ----------   ------------
Net increase in shares outstanding....      69,046   $    785,810
                                        ----------   ------------
                                        ----------   ------------

--------------------------------------------------------------------------------
                                       PRUDENTIAL STRUCTURED MATURITY FUND, INC.
Financial Highlights (Unaudited)       INCOME PORTFOLIO
--------------------------------------------------------------------------------

                                                                                    Class A
                                                  ---------------------------------------------------------------------------
                                                   Six Months
                                                      Ended                          Year Ended December 31,
                                                    June 30,        ---------------------------------------------------------
                                                      1998           1997        1996        1995         1994         1993
                                                  -------------     -------     -------     -------     --------     --------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period..........       $ 11.35        $ 11.36     $ 11.63     $ 10.97     $  11.78     $  11.79
                                                      ------        -------     -------     -------     --------     --------
Income from investment operations:
Net investment income.........................           .35            .74         .73         .73          .65          .71
Net realized and unrealized gain (loss) on
   investment transactions....................           .06            .01        (.25)        .66        (.80)          .12
                                                      ------        -------     -------     -------     --------     --------
   Total from investment operations...........           .41            .75         .48        1.39        (.15)          .83
                                                      ------        -------     -------     -------     --------     --------
Less distributions:
Dividends from net investment income..........          (.35)          (.74)       (.73)      (.73)        (.65)        (.71)
Dividends in excess of net investment
   income.....................................        --               (.02)       (.02)      --           (.01)        --
Distributions from net realized gains.........        --              --          --          --           --           (.13)
                                                      ------        -------     -------     -------     --------     --------
   Total distributions........................          (.35)          (.76)       (.75)      (.73)        (.66)        (.84)
                                                      ------        -------     -------     -------     --------     --------
Net asset value, end of period................       $ 11.41        $ 11.35     $ 11.36     $ 11.63     $  10.97     $  11.78
                                                      ------        -------     -------     -------     --------     --------
                                                      ------        -------     -------     -------     --------     --------
TOTAL RETURN(a):..............................          3.49%          6.81%       4.32%      13.12%      (1.16)%        7.19%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)...............       $75,958        $65,431     $77,031     $88,982     $ 91,680     $119,449
Average net assets (000)......................       $69,184        $70,899     $81,745     $89,500     $106,737     $114,728
Ratios to average net assets:
   Expenses, including distribution fees......           .92%(b)        .94%        .86%        .82%         .94%         .80%
   Expenses, excluding distribution fees......           .82%(b)        .84%        .76%        .72%         .84%         .70%
   Net investment income......................          6.13%(b)       6.51%       6.38%       6.57%        5.88%        5.92%
For Class A, B, C and Z shares:
   Portfolio turnover.........................           202%           180%        170%        160%         123%         137%

---------------
(a) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods of less than a full year are not annualized.
(b) Annualized.
--------------------------------------------------------------------------------
See Notes to Financial Statements.     10

                                       PRUDENTIAL STRUCTURED MATURITY FUND, INC.
Financial Highlights (Unaudited)       INCOME PORTFOLIO
--------------------------------------------------------------------------------

                                                                                     Class B
                                                  -----------------------------------------------------------------------------
                                                   Six Months
                                                      Ended                           Year Ended December 31,
                                                    June 30,        -----------------------------------------------------------
                                                      1998           1997         1996         1995         1994         1993
                                                  -------------     -------     --------     --------     --------     --------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period..........       $ 11.35        $ 11.36     $  11.63     $  10.97     $  11.78     $  11.79
                                                      ------        -------     --------     --------     --------     --------
Income from investment operations:
Net investment income.........................           .31            .67          .65          .66          .58          .62
Net realized and unrealized gain (loss) on
   investment transactions....................           .05            .01         (.25)         .66        (.80)          .12
                                                      ------        -------     --------     --------     --------     --------
   Total from investment operations...........           .36            .68          .40         1.32        (.22)          .74
                                                      ------        -------     --------     --------     --------     --------
Less distributions:
Dividends from net investment income..........          (.31)          (.67)        (.65)       (.66)        (.58)        (.62)
Dividends in excess of net investment
   income.....................................                         (.02)        (.02)       --           (.01)        --
Distributions from net realized gains.........        --              --           --           --           --           (.13)
                                                      ------        -------     --------     --------     --------     --------
   Total distributions........................          (.31)          (.69)        (.67)       (.66)        (.59)        (.75)
                                                      ------        -------     --------     --------     --------     --------
Net asset value, end of period................       $ 11.40        $ 11.35     $  11.36     $  11.63     $  10.97     $  11.78
                                                      ------        -------     --------     --------     --------     --------
                                                      ------        -------     --------     --------     --------     --------
TOTAL RETURN(a):..............................          3.08%          6.13%        3.64%       12.40%      (1.83)%        6.38%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)...............       $53,596        $71,030      $94,490     $120,188     $130,258     $123,306
Average net assets (000)......................       $64,624        $81,673     $106,224     $125,230     $134,985      $69,314
Ratios to average net assets:
   Expenses, including distribution fees......          1.57%(b)       1.59%        1.51%        1.47%        1.66%        1.55%
   Expenses, excluding distribution fees......           .82%(b)        .84%         .76%         .72%         .84%         .70%
   Net investment income......................          5.48%(b)       5.87%        5.73%        5.92%        5.17%        5.08%

---------------
(a) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods of less than a full year are not annualized.
(b) Annualized.
--------------------------------------------------------------------------------
See Notes to Financial Statements.     11

                                       PRUDENTIAL STRUCTURED MATURITY FUND, INC.
Financial Highlights (Unaudited)       INCOME PORTFOLIO
--------------------------------------------------------------------------------

                                                                                  Class C
                                                  ------------------------------------------------------------------------
                                                                                                               August 1,
                                                   Six Months                                                   1994(c)
                                                      Ended                Year Ended December 31,              Through
                                                    June 30,        -------------------------------------     December 31,
                                                      1998           1997          1996           1995            1994
                                                  -------------     ------     ------------     ---------     ------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period..........       $ 11.35        $11.36        $11.63         $ 10.97         $11.30
                                                       -----        ------         -----        ---------         -----
Income from investment operations:
Net investment income.........................           .31           .67           .65             .66            .23
Net realized and unrealized gain (loss) on
   investment transactions....................           .05           .01          (.25)            .66           (.32)
                                                       -----        ------         -----        ---------         -----
   Total from investment operations...........           .36           .68           .40            1.32           (.09)
                                                       -----        ------         -----        ---------         -----
Less distributions:
Dividends from net investment income..........          (.31)         (.67)         (.65)           (.66)          (.23)
Dividends in excess of net investment
   income.....................................        --              (.02)         (.02)          --              (.01)
                                                       -----        ------         -----        ---------         -----
   Total distributions........................          (.31)         (.69)         (.67)           (.66)          (.24)
                                                       -----        ------         -----        ---------         -----
Net asset value, end of period................       $ 11.40        $11.35        $11.36         $ 11.63         $10.97
                                                       -----        ------         -----        ---------         -----
                                                       -----        ------         -----        ---------         -----
TOTAL RETURN(a):..............................          3.08%         6.13%         3.64%          12.40%         (0.68)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)...............        $1,220        $1,314        $1,396          $1,050           $371
Average net assets (000)......................        $1,358        $1,329        $1,270            $667           $192
Ratios to average net assets:
   Expenses, including distribution fees......          1.57%(b)      1.59%         1.51%           1.47%          1.90%(b)
   Expenses, excluding distribution fees......           .82%(b)       .84%          .76%            .72%          1.15%(b)
   Net investment income......................          5.49%(b)      5.87%         5.73%           5.92%          5.30%(b)

                                                                    Class Z
                                                -----------------------------------------------
                                                                                     March 1,
                                                 Six Months           Year           1996(d)
                                                    Ended            Ended           Through
                                                  June 30,        December 31,     December 31,
                                                    1998              1997             1996
                                                -------------     ------------     ------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period..........     $ 11.35           $11.37           $11.41
                                                     -----            -----            -----
Income from investment operations:
Net investment income.........................         .36              .77              .09
Net realized and unrealized gain (loss) on
   investment transactions....................         .06              .02             (.02)
                                                     -----            -----            -----
   Total from investment operations...........         .42              .79              .07
                                                     -----            -----            -----
Less distributions:
Dividends from net investment income..........        (.36)            (.77)            (.09)
Dividends in excess of net investment
   income.....................................      --                 (.04)            (.02)
                                                     -----            -----            -----
   Total distributions........................        (.36)            (.81)            (.11)
                                                     -----            -----            -----
Net asset value, end of period................     $ 11.41           $11.35           $11.37
                                                     -----            -----            -----
                                                     -----            -----            -----
TOTAL RETURN(a):..............................        3.53%            7.01%             .59%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)...............      $1,362             $784             $200(e)
Average net assets (000)......................      $1,085             $313             $200(e)
Ratios to average net assets:
   Expenses, including distribution fees......         .82%(b)          .84%             .76%(b)
   Expenses, excluding distribution fees......         .82%(b)          .84%             .76%(b)
   Net investment income......................        6.23%(b)         6.71%            6.48%(b)

---------------
(a) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods of less than one full year are not annualized.
(b) Annualized.
(c) Commencement of offering of Class C shares.
(d) Commencement of offering of Class Z shares.
(e) Figures are actual and are not rounded to the nearest thousand.
--------------------------------------------------------------------------------
See Notes to Financial Statements.     12

Prudential Mutual Funds
Gateway Center Three
100 Mulberry Street
Newark, NJ  07102-4077

(800) 225-1852
http://www.prudential.comm

Directors
Edward D. Beach
Eugene C. Dorsey
Delayne Dedrick Gold
Robert F. Gunia
Harry A. Jacobs, Jr.
Mendel A. Melzer, CFA
Thomas T. Mooney
Thomas H. O'Brien
Richard A. Redeker
Nancy H. Teeters
Louis A. Weil, III

Officers
Richard A. Redeker, President
Robert F. Gunia, Vice President
Grace C. Torres, Treasurer
Stephen M. Ungerman, Assistant Treasurer
S. Jane Rose, Secretary

Manager
Prudential Investments Fund Management LLC
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077

Investment Adviser
The Prudential Investment Corporation
Prudential Plaza
Newark, NJ 07102-3777

Distributor
Prudential Investment Management Services LLC
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077

Custodian
State Street Bank and Trust Company
One Heritage Drive
North Quincy, MA 02171

Transfer Agent
Prudential Mutual Fund Services LLC
P.O. Box 15005
New Brunswick, NJ 08906

Independent Accountants
PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, NY 10036

Legal Counsel
Swidler Berlin Shereff Friedman, LLP
919 Third Avenue
New York, NY 10022

The views expressed in this report and information about the Fund's portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of June 30, 1998 were not audited and, accordingly, no opinion is expressed on them.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

(LOGO)
Prudential Mutual Funds
Gateway Center Three
100 Mulberry Street
Newark, NJ  07102-4077
(800) 225-1852

   BULK RATE
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     PAID
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